Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000121124_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000121124_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000121124_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000121129_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000121129_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000121129_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000205046_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000205046_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000205046_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%
C000121128_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000121128_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000121128_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000121130_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000121130_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000121130_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000121127_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000121127_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000121127_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000121125_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000121125_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.59%
C000121125_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000121124_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000121124_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.80%
C000121124_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.44%
C000121124_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000121124_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000121124_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%
C000121129_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000121129_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.34%
C000121129_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.01%
C000121129_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000121129_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000121129_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%
C000205046_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%
C000205046_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.49%
C000205046_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%
C000205046_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000205046_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000205046_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%
C000121128_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000121128_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.91%)
C000121128_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000121128_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%
C000121128_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.20%)
C000121128_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000121128_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000121128_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000121128_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%
C000121130_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000121130_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.37%
C000121130_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.08%
C000121130_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000121130_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000121130_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%
C000121127_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%
C000121127_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.69%)
C000121127_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.12%
C000121127_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%
C000121127_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.69%)
C000121127_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.12%
C000121127_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000121127_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000121127_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%
C000121125_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.80%)
C000121125_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.12%)
C000121125_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.13%
C000121125_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%
C000121125_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.06%
C000121125_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.73%
C000121125_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
C000121125_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.03%
C000121125_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%